                                            File No. 33-59261, 811-5626
                                            Filed under Rule 497(e)


ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                  PROFILE AND PROSPECTUS SUPPLEMENT

                            APRIL 1, 2000

       SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2000 FOR
      DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
             (THE "GOLDENSELECT DVA PLUS/R/ PROSPECTUS")
          ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
               FOR USE ONLY IN THE STATE OF WASHINGTON
                             __________

     The following information supplements and replaces certain information contained
        in the Profile and Prospectus dated February 1, 2000 for Deferred Combination Variable and Fixed Annuity Contracts (the
                           "Prospectus").
 The capitalized terms used in this supplement have the same meaning as
 those in the Prospectus.  You should keep this supplement with your
                       Profile and Prospectus.

GOLDENSELECT DVA PLUS contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit." The "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" referred to in the Profile and Prospectus are not available and not offered in the State of
Washington.   The  "5.5%  Enhanced Death  Benefit"  and  a  "Max  5.5
Enhanced Death Benefit" described as follows supplements the information in the Profile and Prospectus and is made part of those documents.

PROFILE

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $30. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                      5.5% Solution   Max 5.5
                                      -------------   -------
Mortality & Expense Risk Charge         1.30%          1.40%
Asset-Based Administrative Charge       0.15%          0.15%
                                        -----          -----
Total                                   1.45%          1.55%

The example table is designed to help you understand contract charges. The examples of expenses illustrated in the Profile are the maximum expected expenses associated with a contract which would occur with the assumptions listed. Using the $30 administration charge and the expenses listed above, and if all other assumptions are the same, the fees associated with the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the tables.

9.   DEATH BENEFIT
You may choose (i) the Standard Death Benefit, (ii) the 5.5% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 5.5 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are not available in your state. The 5.5% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 5.5% Solution, Annual Ratchet and Max 5.5 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Under the 5.5% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary is eligible to receive the greatest of:

1)the contract value;
2)the total premium payments made under the Contract after pro rata adjustments for any withdrawals;
3)   the cash surrender value; or
4) the enhanced death benefit, which we determine as follows: we credit interest each business day at the 5.5% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 5.5% per year of cumulative premiums. Special withdrawals shall reduce the 5.5% Solution Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a prorata adjustment to the death benefit is made.

  Note for current Special Funds: The actual interest rate used for calculating the 5.5% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of (1) 5.5% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds.

Under the MAX 5.5 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 5.5% Solution and the Annual Ratchet Enhanced Death Benefit.
Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Death Benefit are calculated in the same manner as if each were elected the benefit.

Note:      In  the  cases described above and in the prospectus,  the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

PROSPECTUS
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                          FEES AND EXPENSES
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ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge                   $30

SEPARATE ACCOUNT ANNUAL CHARGES****

                                      5.5% Solution   Max 5.5
                                      -------------   -------
Mortality & Expense Risk Charge         1.30%          1.40%
Asset-Based Administrative Charge       0.15%          0.15%
                                        -----          -----
Total                                   1.45%          1.55%

**** As a percentage of average daily assets in each subaccount.  The
     Separate Account Annual Charges are deducted daily.

EXAMPLES
The examples of expenses shown in the Prospectus are the maximum expected expenses associated with a contract which would occur based on the election of the Max 7 Enhanced Death Benefit Option using the assumptions listed in the prospectus. Using the $30 administration charge and the lower separate account annual charge, and if all other assumptions are the same the expenses associated with an election of the 5.5% Solution Enhanced Death Benefit Option or the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the example tables in the prospectus.

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                        DEATH BENEFIT CHOICES
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You may choose from the following 4 death benefit choices: (1) the Standard Death Benefit Option; (2) the 5.5% Solution Enhanced Death Benefit Option; (3) the Annual Ratchet Enhanced Death Benefit Option; and (4) the Max 5.5 Enhanced Death Benefit Option. The 7% Solution Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are not available in your state.

   ENHANCED DEATH BENEFITS. If the 5.5% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit or the Max 5.5
Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value; (ii) total premium payments reduced by a pro rata adjustment for any withdrawal;
(iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.

The Max 5.5 Enhanced Death Benefit is the greater of (1) the 5.5% Solution Enhanced Death Benefit or (2) the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

|-------------------------------------------------------------------|
|           HOW THE ENHANCED DEATH BENEFIT IS CALCULATED            |
|         5.5% SOLUTION                      ANNUAL RATCHET         |
|-------------------------------------------------------------------|
| On each business day that        | On each contract anniversary   |
| occurs on or before the          | that occurs on or before the   |
| contract owner turns 80, we      | contract owner turns age 80,   |
| credit interest at the 5.5%      | we compare the prior enhanced  |
| annual effective rate* to the    | death benefit to the contract  |
| enhanced death benefit from the  | value and select the larger    |
| preceding day (which would be    | amount as the new enhanced     |
| the initial premium if the       | death benefit.                 |
| preceding day is the contract    | On all other days, the         |
| date), then we add additional    | enhanced death benefit is the  |
| premiums paid since the          | amount determined below.  We   |
| preceding day, then we adjust    | first take the enhanced death  |
| for any withdrawals made         | benefit from the preceding     |
| (including any Market Value      | day (which would be the        |
| Adjustment applied to such       | initial premium if the         |
| withdrawals and any associated   | valuation date is the          |
| surrender charges**) since the   | contract date) and then we     |
| preceding day.  At age 80 the    | add additional premiums paid   |
| accumulation rate used will      | since the preceding day, then  |
|change.                           | reduce the enhanced death      |
|There is no maximum, however,     | benefit pro rata for any       |
|the death benefit will be         | contract value withdrawn.      |
|reduced by adjustments for        | That amount becomes the new    |
|withdrawals.***                   | enhanced death benefit.        |
|-------------------------------------------------------------------|

* The actual interest rate used for calculating the 5.5% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of
  (1) 5.5% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds. Thus, selecting these investments may limit the enhanced death benefit.

**Each premium payment reduced by adjustments for any withdrawals and any associated surrender charges incurred will continue to grow at the 5.5% annual effective rate until maximum is reached.

***   Each  withdrawal reduces the enhanced death benefit as follows:
  If total withdrawals in a contract year do not exceed 5.5% of cumulative premiums and did not exceed 5.5% of cumulative premiums in any prior contract year, such withdrawals will reduce the enhanced death benefit by the amount of the withdrawal (and any associated surrender charge) including any Market Value Adjustment. Once withdrawals in any contract year exceed 5.5% of cumulative premiums, withdrawals will reduce the enhanced death benefit in proportion to the reduction in contract value pro rata.

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                          CHARGES AND FEES
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ADMINISTRATIVE CHARGE

The administrative charge, if applicable, is $30 per contract year.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003169% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 1.30% for the Annual Ratchet Enhanced Death Benefit, 1.30% for the 5.5% Solution Enhanced Death Benefit or 1.40% for the Max 5.5 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003585%, .003585%, or .003863%, respectively, for each day since the previous business day.


This supplement should be retained with your GOLDENSELECT DVA PLUS/R/
Prospectus.
























ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware

107041 DVA PLUS                                         04/1/00